Exhibit 1

BBCMS 2016-ETC Mortgage Trust
Commercial Mortgage Pass-Through Certificates, Series 2016-ETC

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Bank PLC

Barclays Capital Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Wells Fargo Securities, LLC

Academy Securities, Inc.

28 July 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Wells Fargo Securities, LLC 375 Park Avenue, 2nd Floor New York, New York 10152	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Re:	BBCMS 2016-ETC Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2016-ETC (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the BBCMS 2016-ETC Mortgage Trust securitization transaction (the “Draft Preliminary Offering Circular”) and

g.         Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originators of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst Young LLP

28 July 2016

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in BBCMS 2016-ETC Mortgage Trust (the “Issuing Entity”) which will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of four promissory notes (each, a “Trust Note”), issued by Easton Town Center II, LLC, ETC Fenlon, LLC, ETCBW, LLC and ETC Dime, LLC (collectively, the “Borrower”) evidencing a ten-year fixed rate loan (the “Trust Loan”),
c.	The Trust Notes will consist of two senior pari passu promissory notes (collectively, the “Trust A Notes”) and two subordinate promissory notes (collectively, the “Trust B Notes”),
d.	The Trust A Notes are pari passu in right of payment with two related promissory notes (collectively, the “Senior Pari Passu Companion Loans,” and together with the Trust Loan, the “Mortgage Loan”) that will not be assets of the Issuing Entity and which will be senior in right of payment to the Trust B Notes and
e.	The Mortgage Loan is secured by, among other things, a first lien mortgage on the Borrower’s fee simple interest in Easton Town Center, an open-air retail center located in Columbus, Ohio (the “Property”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan, Trust Loan, Trust A Notes, Trust B Notes, Senior Pari Passu Companion Loans and Property as of 5 August 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Trust Loan, Trust A Notes, Trust B Notes, Senior Pari Passu Companion Loans and Property as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

6.	The loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term”),
b.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term”),
c.	Use the “Original Loan Term (mos)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest Only Term (mos)”),
d.	Use the “Mortgage Loan Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Cut-off Date (the “Mortgage Loan Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance ($)”),
e.	Use the “Trust Loan Original Balance ($)” of the Trust Loan, as shown on the Final Data File, as:
i.	The principal balance of the Trust Loan as of the Cut-off Date (the “Trust Loan Cut-off Date Balance ($)”) and
ii.	The principal balance of the Trust Loan as of the “Maturity Date” of the Trust Loan (the “Trust Loan Balloon Balance ($)”),
f.	Use the “Trust A Notes Original Balance ($)” of the Trust A Notes, as shown on the Final Data File, as the principal balance of the Trust A Notes as of the Cut-off Date (the “Trust A Notes Cut-off Balance ($)”),
g.	Use the “Trust B Notes Original Balance ($)” of the Trust B Notes, as shown on the Final Data File, as the principal balance of the Trust B Notes as of the Cut-off Date (the “Trust B Notes Cut-off Balance ($)”) and
h.	Use the “Senior Pari Passu Non-Trust Notes Original Balance ($)” of the Senior Pari Passu Companion Loans, as shown on the Final Data File, as:
i.	The principal balance of the Senior Pari Passu Companion Loans as of the Cut-off Date (the “Senior Pari Passu Non-Trust Notes Cut-off Balance ($)”) and
ii.	The principal balance of the Senior Pari Passu Companion Loans as of the “Maturity Date” of the Senior Pari Passu Companion Loans (the “Senior Pari Passu Non-Trust Notes Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

7.	Using the:
a.	Seasoning,
b.	Original Loan Term (mos) and
c.	Original Interest Only Term (mos)

of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i. Remaining Loan Term (mos) and

ii. Remaining Interest Only Term (mos)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Interest Rate and
c.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 8., we recalculated the:

i.	Mortgage Loan Monthly Payment ($) and
ii.	Mortgage Loan Annual Debt Service ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product of:

i.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($)” of the Mortgage Loan as the product of:

i.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

Attachment A Page 5 of 7

9.	Using the:
a.	Trust Loan Cut-off Date Balance ($),
b.	Interest Rate and
c.	Interest Accrual Method

of the Trust Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 9., we recalculated the:

i.	Trust Loan Monthly Payment and
ii.	Trust Loan Annual Debt Service

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Monthly Payment” of the Trust Loan as 1/12th of the product of:

i.	The “Trust Loan Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Annual Debt Service” of the Trust Loan as the product of:

i.	The “Trust Loan Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

10.	Using the:
a.	Senior Pari Passu Non-Trust Notes Cut-off Balance ($),
b.	Interest Rate and
c.	Interest Accrual Method

of the Senior Pari Passu Companion Loans, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 10., we recalculated the:

i.	Senior Pari Passu Non-Trust Notes Monthly Payment and
ii.	Senior Pari Passu Non-Trust Notes Annual Debt Service

of the Senior Pari Passu Companion Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Pari Passu Non-Trust Notes Monthly Payment” of the Senior Pari Passu Companion Loans as 1/12th of the product of:

i.	The “Senior Pari Passu Non-Trust Notes Cut-off Balance ($),” as shown on the Final Data File,
ii.	The “Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

Attachment A Page 6 of 7

10	(continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Pari Passu Non-Trust Notes Annual Debt Service” of the Senior Pari Passu Companion Loans as the product of:

i.	The “Senior Pari Passu Non-Trust Notes Cut-off Balance ($),” as shown on the Final Data File,
ii.	The “Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

11.	The Depositor instructed us to recalculate the total sources of funding for the Borrower (the “Total Sources”) as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Sponsor Equity,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

12.	The Depositor instructed us to recalculate the sponsors equity distribution from the loan proceeds (the “Sponsor Equity Distribution”) as the difference between the:
a.	Total Sources and
b.	Sum of the:
i.	Loan Payoff,
ii.	Purchase Price,
iii.	Closing Costs,
iv.	Reserves and
v.	Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

13.	The Depositor instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Sponsor Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 7 of 7

14.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Mortgage Loan Balloon Balance ($),
c.	Mortgage Loan Annual Debt Service ($),
d.	Appraisal Value ($),
e.	Underwritten NOI ($),
f.	Underwritten NCF ($),
g.	Most Recent NCF ($) and
h.	Collateral Number of Units (SF)

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Most Recent NCF Mortgage Loan DSCR,
iv.	Mortgage Loan Cut-off Date LTV,
v.	Mortgage Loan Maturity Date LTV,
vi.	Underwritten NOI Debt Yield,
vii.	Underwritten NCF Debt Yield,
viii.	Mortgage Loan PSF ($) and
ix.	Appraisal Value per Unit

of the Mortgage Loan and Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “Most Recent NCF Mortgage Loan DSCR,” “Mortgage Loan PSF ($)” and “Appraisal Value per Unit” to two decimal places and to round the “Mortgage Loan Cut-off Date LTV,” “Mortgage Loan Maturity Date LTV,” “Underwritten NOI Debt Yield” and “Underwritten NCF Debt Yield” to the nearest 1/10th of one percent.

15.	Using the:
a.	Interest Rate and
b.	Administrative Fee

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Document Title	Document Date

Promissory Notes	28 July 2016

Loan Agreement	28 July 2016

Closing Statement	28 July 2016

Cash Management Agreement	28 July 2016

Property Source Documents

Document Title	Document Date

Appraisal Report	12 July 2016

Engineering Report	12 July 2016

Environmental Phase I Report	14 July 2016

Insurance Review Document	26 July 2016

Underwriter’s Summary Report	25 July 2016

Underwritten Rent Roll	24 June 2016

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	28 July 2016

Lease Agreements	Various

Lease Modification Agreements	Various

Tenant Estoppels	Various

Management Agreement	28 July 2016

Capital Improvement Summary Schedule	Not dated

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Capital Improvement Summary Schedule
Number of Units (Total)	Underwritten Rent Roll
Collateral Number of Units (SF)	Underwritten Rent Roll
Unit Description	Underwritten Rent Roll
Collateral Occupancy %	Underwritten Rent Roll
Collateral Occupancy As of Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document

Appraisal Value ($) (see Note 2)	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Engineering Report Date	Engineering Report
Phase I Date	Environmental Phase I Report
Earthquake Insurance Required (Y/N)	Engineering Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll

Major Tenant Information:

Characteristic	Source Document

Largest Tenant (Based on Square Footage)	Underwritten Rent Roll
Largest Tenant Sq. Ft.	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq. Ft.	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document

Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq. Ft.	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq. Ft.	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq. Ft.	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document

2013 NOI Date	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent NCF ($)	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent NCF ($)	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Revenue ($)	Underwriter’s Summary Report
Most Recent Expense ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent NCF ($)	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Replacement Reserve ($)	Underwriter’s Summary Report
Underwritten TI/LC Reserve ($)	Underwriter’s Summary Report
Underwritten In Place Other Reserve	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
Underwritten Occupancy %	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve	Closing Statement and Loan Agreement
Ongoing RE Tax Reserve	Loan Agreement
Upfront Insurance Reserve	Closing Statement and Loan Agreement
Ongoing Insurance Reserve	Loan Agreement
Upfront Replacement Reserve	Closing Statement and Loan Agreement
Ongoing Replacement Reserve	Loan Agreement
Replacement Reserve Caps	Loan Agreement
Upfront TI/LC Reserve	Closing Statement and Loan Agreement
Ongoing TI/LC Reserve	Loan Agreement
TI/LC Caps	Loan Agreement
Upfront Debt Service Reserve	Closing Statement and Loan Agreement
Ongoing Debt Service Reserve	Loan Agreement
Upfront Deferred Maintenance Reserve	Closing Statement and Loan Agreement
Ongoing Deferred Maintenance Reserve	Loan Agreement
Upfront Environmental Reserve	Closing Statement and Loan Agreement
Ongoing Environmental Reserve	Loan Agreement
Upfront Other Reserve	Closing Statement and Loan Agreement
Ongoing Other Reserve	Loan Agreement
Other Reserve Detail / Description	Closing Statement and Loan Agreement

Mortgage Loan Information: (see Note 4)

Characteristic	Source Document

Borrower Name	Loan Agreement
Principal / Sponsor	Loan Agreement
Mortgage Loan Original Balance ($)	Loan Agreement
Interest Rate	Loan Agreement
First Payment Date	Loan Agreement
First P&I Payment Date	Loan Agreement
Last IO Payment Date	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Maturity Date	Loan Agreement
Payment Date	Loan Agreement
Grace Days - Default	Loan Agreement
Grace Days - Late Fee	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document

Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Origination Date	Promissory Notes
Originator	Loan Agreement
Lockbox (see Note 5)	Cash Management Agreement
Cash Management (see Note 6)	Cash Management Agreement
Lockout Period	Loan Agreement
Prepayment Type	Loan Agreement
Prepayment / Defeasance Begin Date (see Note 7)	Loan Agreement
Prepayment / Defeasance End Date (see Note 8)	Loan Agreement
Open Period Begin Date (see Note 9)	Loan Agreement
Open Period	Loan Agreement
Prepay Description (see Note 10)	Loan Agreement
YM Index	Loan Agreement
YM Discount	Loan Agreement
YM Margin	Loan Agreement
YM Calculation Method	Loan Agreement
Day Prepayment Permitted	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Ground Lease (Y/N)	Pro Forma Title Policy
Letter of Credit?	Loan Agreement
Future Debt Allowed?	Loan Agreement
Due On Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement
Borrower SPE (Y/N)	Loan Agreement
Property Manager	Management Agreement
Terrorism Insurance Required (Y/N)	Loan Agreement

Exhibit 2 to Attachment A

Sources Information:

Characteristic	Source Document

Loan Amount (sources)	Loan Agreement
Subordinate Debt	Loan Agreement
Other Sources	Closing Statement
Sponsor Equity	Closing Statement

Uses Information:

Characteristic	Source Document

Loan Payoff	Closing Statement
Purchase Price	Closing Statement
Closing Costs	Closing Statement
Reserves	Closing Statement
Other Uses	Closing Statement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, we were instructed by the Depositor to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Appraisal Value ($)” and “Appraisal Date” characteristics, the Depositor instructed us to use the “Market Value As-is” appraised value of $1,186,000,000 and corresponding valuation date of 12 July 2016, both as shown on the appraisal report Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

4.	For each “Mortgage Loan Information” characteristic (except for the “Mortgage Loan Original Balance ($)” characteristic, which is only related to the Mortgage Loan), the Depositor instructed us to:
a.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information on the applicable Source Document(s) for the Mortgage Loan, and
b.	Use the information for each characteristic described in a. above for the Mortgage Loan, Trust Loan, Trust A Notes, Trust B Notes and Senior Pari Passu Companion Loans, as applicable.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the cash management agreement Source Document requires all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described on the cash management agreement Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrower, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described on the cash management agreement Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described on the cash management agreement Source Document.

7.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” which occurs during the prepayment period.

8.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Date” which occurs during the open period.

9.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” which occurs during the open period.

10.	For the purpose of comparing the “Prepay Description” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined on the loan agreement Source Document) has been securitized.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan #
Loan / Property Flag
Seller
Property Name
Loan Purpose
Property Type Detail
Phase II Performed (Y/N)
Phase II Date
Environmental Insurance Required (Y/N)
Ground Lease Payment (Annual)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date with Extension
LOC Balance
Letter of Credit Description
Other Subordinate Debt Balance
Other Subordinate Debt Type
Trust Loan Original Balance ($)
Trust A Notes Original Balance ($)
Trust B Notes Original Balance ($)
Senior Pari Passu Non-Trust Notes Original Balance ($)
Senior Pari Passu Non-Trust Notes Description
Lockout Expiration Date
Carveout Guarantor
Recourse
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